UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.2%
CAE, Inc.	23,850	$393,632
Raytheon Co.	2,000	364,020
United Technologies Corp.	4,857	581,480

		$1,339,132

Air Freight & Logistics — 1.8%
FedEx Corp.	3,470	$743,899

		$743,899

Auto Components — 1.2%
Delphi Automotive PLC	5,230	$504,172

		$504,172

Banks — 6.4%
Bank of America Corp.	24,100	$575,749
JPMorgan Chase & Co.	9,500	863,455
KeyCorp	23,500	404,435
Wells Fargo & Co.	16,020	818,141

		$2,661,780

Beverages — 1.4%
Constellation Brands, Inc., Class A	2,847	$569,685

		$569,685

Biotechnology — 4.8%
Biogen, Inc.(1)	1,105	$349,799
Celgene Corp.(1)	2,953	410,260
Gilead Sciences, Inc.	10,807	904,654
Incyte Corp.(1)	1,108	152,250
Vertex Pharmaceuticals, Inc.(1)	1,140	183,016

		$1,999,979

Capital Markets — 2.0%
CBOE Holdings, Inc.	4,600	$464,094
Charles Schwab Corp. (The)	9,800	391,020

		$855,114

Commercial Services & Supplies — 1.0%
Deluxe Corp.	5,850	$405,698

		$405,698

Communications Equipment — 0.8%
Cisco Systems, Inc.	9,900	$318,879

		$318,879

Containers & Packaging — 2.5%
Crown Holdings, Inc.(1)	8,600	$507,658
International Paper Co.	9,930	534,929

		$1,042,587

Security	Shares	Value
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.(1)	2,720	$217,410
ServiceMaster Global Holdings, Inc.(1)	9,100	428,792

		$646,202

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	19,401	$930,666

		$930,666

Electric Utilities — 1.2%
NextEra Energy, Inc.	3,431	$516,400

		$516,400

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	10,700	$412,699

		$412,699

Energy Equipment & Services — 0.7%
Halliburton Co.	7,500	$292,275

		$292,275

Equity Real Estate Investment Trusts (REITs) — 2.9%
DDR Corp.	40,900	$395,912
Equity Residential	8,220	551,973
Public Storage	1,200	246,408

		$1,194,293

Food & Staples Retailing — 2.1%
Performance Food Group Co.(1)	23,817	$662,113
US Foods Holding Corp.(1)	7,600	208,620

		$870,733

Food Products — 1.5%
Pinnacle Foods, Inc.	10,467	$620,798

		$620,798

Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.(1)	15,500	$427,025
Danaher Corp.	5,500	458,810

		$885,835

Health Care Providers & Services — 1.7%
Aetna, Inc.	4,550	$717,535

		$717,535

Household Durables — 1.8%
Newell Brands, Inc.	6,946	$335,353
NVR, Inc.(1)	157	427,173

		$762,526

Household Products — 1.2%
Colgate-Palmolive Co.	6,900	$494,316

		$494,316

Industrial Conglomerates — 1.0%
General Electric Co.	17,400	$427,170

		$427,170

Insurance — 5.7%
American Financial Group, Inc.	6,300	$641,403
Chubb, Ltd.	6,538	924,604

Security	Shares	Value
First American Financial Corp.	17,050	$836,473

		$2,402,480

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	684	$670,730

		$670,730

Internet Software & Services — 6.4%
Alphabet, Inc., Class C(1)	1,313	$1,233,340
Facebook, Inc., Class A(1)	7,204	1,238,872
GoDaddy, Inc., Class A(1)	5,000	224,100

		$2,696,312

IT Services — 3.9%
Amdocs, Ltd.	11,100	$719,169
Cognizant Technology Solutions Corp., Class A	5,500	389,235
Genpact, Ltd.	18,750	533,437

		$1,641,841

Machinery — 1.0%
Fortive Corp.	6,500	$422,305

		$422,305

Media — 3.4%
Interpublic Group of Cos., Inc. (The)	19,300	$388,702
Walt Disney Co. (The)	10,171	1,029,305

		$1,418,007

Metals & Mining — 0.4%
Rio Tinto PLC ADR	3,150	$154,602

		$154,602

Multi-Utilities — 2.1%
CMS Energy Corp.	9,200	$446,568
Sempra Energy	3,669	432,685

		$879,253

Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	7,565	$814,145
ConocoPhillips	10,250	447,515
EOG Resources, Inc.	2,969	252,335
Phillips 66	6,050	507,051

		$2,021,046

Personal Products — 1.0%
Unilever NV – NY Shares	7,000	$416,500

		$416,500

Pharmaceuticals — 5.8%
Allergan PLC	1,755	$402,737
Jazz Pharmaceuticals PLC(1)	2,840	424,182
Johnson & Johnson	6,542	865,965
Pfizer, Inc.	21,800	739,456

		$2,432,340

Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	4,000	$445,760

		$445,760

Security	Shares	Value
Road & Rail — 1.1%
CSX Corp.	9,550	$479,410

		$479,410

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Ltd.	1,125	$283,579
Intel Corp.	12,092	424,066
QUALCOMM, Inc.	6,300	329,301
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,700	210,729
Texas Instruments, Inc.	3,885	321,756

		$1,569,431

Software — 3.3%
Adobe Systems, Inc.(1)	2,970	$460,825
Intuit, Inc.	3,350	473,858
Microsoft Corp.	5,900	441,143

		$1,375,826

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	4,150	$406,285
Home Depot, Inc. (The)	2,700	404,649

		$810,934

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	10,368	$1,700,352

		$1,700,352

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	4,200	$221,802

		$221,802

Tobacco — 1.7%
Philip Morris International, Inc.	6,175	$722,043

		$722,043

Total Common Stocks (identified cost $35,142,073)		$41,693,347

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(2)	276,199	$276,254

Total Short-Term Investments (identified cost $276,236)		$276,254

Total Put Options Purchased — 0.1% (identified cost $156,104)		$31,770

Total Investments — 100.3% (identified cost $35,574,413)		$42,001,371

Total Call Options Written — (0.4)% (premiums received $163,140)		$(169,002)

Value
Other Assets, Less Liabilities — 0.1%	$50,800

Net Assets — 100.0%	$41,883,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $817.

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	13	$3,213,145	$2,415	9/1/17	$195
S&P 500 Index	14	3,460,310	2,420	9/5/17	945
S&P 500 Index	14	3,460,310	2,405	9/6/17	1,015
S&P 500 Index	13	3,213,145	2,350	9/8/17	748
S&P 500 Index	13	3,213,145	2,390	9/11/17	1,722
S&P 500 Index	13	3,213,145	2,400	9/13/17	2,990
S&P 500 Index	12	2,965,980	2,355	9/15/17	1,890
S&P 500 Index	14	3,460,310	2,345	9/18/17	2,275
S&P 500 Index	14	3,460,310	2,370	9/20/17	4,130
S&P 500 Index	13	3,213,145	2,375	9/22/17	4,680
S&P 500 Index	13	3,213,145	2,370	9/25/17	5,005
S&P 500 Index	13	3,213,145	2,375	9/27/17	6,175

Total					$31,770

Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	13	$3,213,145	$2,490	9/1/17	$(390)
S&P 500 Index	14	3,460,310	2,495	9/5/17	(595)
S&P 500 Index	14	3,460,310	2,490	9/6/17	(1,610)
S&P 500 Index	13	3,213,145	2,475	9/8/17	(9,035)
S&P 500 Index	13	3,213,145	2,485	9/11/17	(5,655)
S&P 500 Index	13	3,213,145	2,495	9/13/17	(3,997)
S&P 500 Index	12	2,965,980	2,460	9/15/17	(24,960)
S&P 500 Index	14	3,460,310	2,455	9/18/17	(35,420)
S&P 500 Index	14	3,460,310	2,475	9/20/17	(19,740)
S&P 500 Index	13	3,213,145	2,475	9/22/17	(19,955)
S&P 500 Index	13	3,213,145	2,470	9/25/17	(24,895)
S&P 500 Index	13	3,213,145	2,475	9/27/17	(22,750)

Total					$(169,002)

Abbreviations:

ADR	-	American Depositary Receipt

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$31,770	$—
Written options	—	(169,002)

Total	$31,770	$(169,002)

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,644,799

Gross unrealized appreciation	$7,056,686
Gross unrealized depreciation	(869,116)

Net unrealized appreciation	$6,187,570

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$41,693,347 *	$—	$—	$41,693,347
Short-Term Investments	—	276,254	—	276,254
Put Options Purchased	31,770	—	—	31,770
Total Investments	$41,725,117	$276,254	$—	$42,001,371

Liability Description
Call Options Written	$(169,002)	$—	$—	$(169,002)
Total	$(169,002)	$—	$—	$(169,002)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017